Schedule of Financial Liability Transfers (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value, beginning balance	$ 538
Addition to derivative liability for debt issuance discount		538
Reclassification of derivative liability for conversion of Notes to Series B Preferred Stock	(538)
Increase in the fair value of the liability instrument
Fair value, ending balance		538
Liability Instrument [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value, beginning balance
Addition to derivative liability for debt issuance discount
Reclassification of derivative liability for conversion of Notes to Series B Preferred Stock
Increase in the fair value of the liability instrument	7,236
Fair value, ending balance	$ 7,236